Deferred and current taxation - Principal components of net deferred tax (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Principal components of net deferred tax
Total	€ (258.4)	€ (299.9)	€ (417.4)	€ (395.2)
Unrecognized deferred tax assets	104.0	132.0
Arising on capital allowances and other temporary differences
Principal components of net deferred tax
Total	(392.9)	(299.3)	(343.3)
Losses
Principal components of net deferred tax
Total	138.7	(53.6)	(32.4)
Derivatives
Principal components of net deferred tax
Total	(4.8)	52.4	(42.3)
Pensions
Principal components of net deferred tax
Total	0.6	0.6	0.6
Un-remitted earnings of overseas subsidiaries
Principal components of net deferred tax
Total	€ 0.0	€ 0.0	€ 0.0